SHORT-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2016
SHORT-TERM DEBT
Schedule of Debt, Current
	As of December 31,
	2015	2016
Short-term borrowings	350,000,000	620,105,995
Long-term borrowings, current portion (Note 10)	453,131,683	306,113,338
Total	803,131,683	926,219,333

Schedule of short-term borrowings
	As of December 31,
	2015	2016
Notes payable	-	363,983,800
Short-term bank borrowings guaranteed by the Founder and his spouse	100,000,000	75,000,000
Short-term bank borrowings	250,000,000	181,122,195
Total short-term bank borrowings	350,000,000	620,105,995